Investments - Unrealized Losses on AFS Securities (Details) $ in Millions	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Fair Value
Less than 12 months	$ 9,510	$ 18,255
12 months or greater	6,903	3,604
Total	16,413	21,859
Gross Unrealized Losses
Less than 12 months	(291)	(824)
12 months or greater	(339)	(426)
Total	$ (630)	(1,250)
Securities in unrealized loss position | security	2,117
Securities in unrealized loss position, great than 12 months | security	899
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | U.S. government and agencies
Fair Value
Less than 12 months	$ 1	4
12 months or greater	0	2
Total	1	6
Gross Unrealized Losses
Less than 12 months	0	0
12 months or greater	0	0
Total	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | U.S. state, municipal and political subdivisions
Fair Value
Less than 12 months	85	63
12 months or greater	2	8
Total	87	71
Gross Unrealized Losses
Less than 12 months	(1)	(9)
12 months or greater	0	(1)
Total	(1)	(10)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Foreign governments
Fair Value
Less than 12 months	137	711
12 months or greater	9	0
Total	146	711
Gross Unrealized Losses
Less than 12 months	(5)	(20)
12 months or greater	(1)	0
Total	(6)	(20)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Corporate
Fair Value
Less than 12 months	6,136	7,810
12 months or greater	1,113	554
Total	7,249	8,364
Gross Unrealized Losses
Less than 12 months	(228)	(450)
12 months or greater	(86)	(116)
Total	(314)	(566)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | CLO
Fair Value
Less than 12 months	388	2,934
12 months or greater	3,102	1,555
Total	3,490	4,489
Gross Unrealized Losses
Less than 12 months	(2)	(169)
12 months or greater	(140)	(223)
Total	(142)	(392)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | ABS
Fair Value
Less than 12 months	865	1,484
12 months or greater	767	371
Total	1,632	1,855
Gross Unrealized Losses
Less than 12 months	(17)	(37)
12 months or greater	(52)	(22)
Total	(69)	(59)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | CMBS
Fair Value
Less than 12 months	576	577
12 months or greater	183	119
Total	759	696
Gross Unrealized Losses
Less than 12 months	(18)	(11)
12 months or greater	(8)	(9)
Total	(26)	(20)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | RMBS
Fair Value
Less than 12 months	1,143	4,672
12 months or greater	1,727	995
Total	2,870	5,667
Gross Unrealized Losses
Less than 12 months	(19)	(128)
12 months or greater	(52)	(55)
Total	(71)	(183)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Total fixed maturity securities
Fair Value
Less than 12 months	9,331
12 months or greater	6,903
Total	16,234
Gross Unrealized Losses
Less than 12 months	(290)
12 months or greater	(339)
Total	(629)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Equity securities
Fair Value
Less than 12 months	179
12 months or greater	0
Total	179
Gross Unrealized Losses
Less than 12 months	(1)
12 months or greater	0
Total	(1)
Consolidated Entity Excluding Variable Interest Entities (VIE)
Fair Value
Less than 12 months	9,592	18,454
12 months or greater	7,059	3,676
Total	16,651	22,130
Gross Unrealized Losses
Less than 12 months	(291)	(839)
12 months or greater	(346)	(435)
Total	(637)	(1,274)
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Fair Value
Less than 12 months	82	199
12 months or greater	156	72
Total	238	271
Gross Unrealized Losses
Less than 12 months	0	(15)
12 months or greater	(7)	(9)
Total	$ (7)	(24)
Securities in unrealized loss position | security	14
Securities in unrealized loss position, great than 12 months | security	10
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | CLO
Fair Value
Less than 12 months	$ 68	139
12 months or greater	100	72
Total	168	211
Gross Unrealized Losses
Less than 12 months	0	(14)
12 months or greater	(6)	(9)
Total	(6)	(23)
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | ABS
Fair Value
Less than 12 months	0	60
12 months or greater	56	0
Total	56	60
Gross Unrealized Losses
Less than 12 months	0	(1)
12 months or greater	(1)	0
Total	(1)	$ (1)
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Total fixed maturity securities
Fair Value
Less than 12 months	68
12 months or greater	156
Total	224
Gross Unrealized Losses
Less than 12 months	0
12 months or greater	(7)
Total	(7)
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Equity securities
Fair Value
Less than 12 months	14
12 months or greater	0
Total	14
Gross Unrealized Losses
Less than 12 months	0
12 months or greater	0
Total	$ 0